Acquisition of Jiantou Xinyuan (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition of Jiantou Xinyuan [Abstract]
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on November 1, 2010.

US$

Total purchase price	4,362,647
Fair value of 48% non-controlling interest of Jiantou Xinyuan United Real Estate Co., Ltd.	382,008
Fair value of 45% equity interests of Xinyuan Jiantou owned by the Company	3,569,438
Debt assumed	13,904,255
Total purchase consideration	22,218,348

Net identifiable assets acquired:
Cash and cash equivalents	13,744,581
Trade accounts receivables	1,634,674

Real estate property development completed	708,388
Real estate property under development	66,888,076
Other currents assets	11,239,770
Other assets	184,736
Current liabilities	(67,393,903)
Deferred tax liabilities	(4,787,974)
Net assets acquired	22,218,348

Summary of Pro Forma Financial Information

The Group's share of the income of the equity investee was US$226,579 in 2010.The amount of revenue and net loss of Jiantou Xinyuan included in the Company's consolidated statement of comprehensive income for the period from November 1, 2010, the acquisition date, to December 31, 2010 are as follows:

US$

Revenue	3,113,794
Cost of revenue	4,634,247
Gross loss	(1,520,453)
Net loss	(684,406)

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information for the year ended December 31, 2010 is presented as if the acquisition had occurred at the beginning of the period presented. These pro forma results are not indicative of what operating results would have been had the acquisition actually taken place on the date indicated. The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

Year Ended December 31, 2010
US$ (unaudited)
Revenue	496,133,731
Cost of revenue	371,259,719
Gross profit	124,874,012
Operating expenses	35,006,046
Net income	47,057,512
Earnings per diluted shares	0.31